Warrants - Liability classified warrant activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Warrants
Balance at beginning of the period	$ 12,626	$ 5,798
Issued during the year		529
Exercised during the year	(84)	(285)
Impact of foreign exchange	(99)	192
Loss from revaluation of derivative liabilities		6,392
Gain from revaluation of derivative liabilities	(6,654)
Balance at end of the period	$ 5,789	$ 12,626